Fair Value - Additional Information (Detail) $ in Millions	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of securities transferred out of Level 2 into Level 1	$ 0.0	$ 0.0
Fair Value	$ 27,274.7	$ 23,482.6
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor Quoted Prices, Percent of FV Hierarchy Level	66.00%	52.00%
Fair Value	$ 11,950.4	$ 8,854.0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor Quoted Prices, Percent of FV Hierarchy Level	98.00%	99.00%
Dealer Quoted Prices, Percent of FV Hierarchy Level	2.00%	1.00%
Fair Value	$ 15,319.0	$ 14,627.9
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 5.3	$ 0.7
Internal Pricing | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of securities | security	1	0
Fair Value	$ 5.0
Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	20,201.7	$ 16,243.8
Fixed maturities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	6,645.9	2,894.6
Fixed maturities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	13,555.8	13,348.9
Fixed maturities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 0.0	$ 0.3